Reserves for Future Policy Benefits and Claims Payable - Weighted Average Current Discount Rate, Closed Block Life (Details)	Dec. 31, 2022	Dec. 31, 2021
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average current discount rate	4.96%	4.93%